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                                                      --------------------------
                                                      OMB Number:      3235-0582
                                                      Expires:    March 31, 2012
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                                                      hours per response     9.6
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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number   811-22162
                                  ----------------------------------------------

                                  The RAM Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     2331 Far Hills Avenue, Suite 200     Dayton, Ohio              45419
--------------------------------------------------------------------------------
          (Address of principal executive offices)                (Zip code)

                               Tina H. Bloom, Esq.


Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:    513-587-3418
                                                     ---------------------------

Date of fiscal year end:        November 30, 2009
                          ------------------------------------

Date of reporting period:       June 30, 2009
                          ------------------------------------

      Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

      Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

      (a)   The name of the issuer of the portfolio security;

      (b)   The exchange ticker symbol of the portfolio security;

      (c)   The  Council  on  Uniform   Securities   Identification   Procedures
            ("CUSIP") number for the portfolio security;

      (d)   The shareholder meeting date;

      (e)   A brief identification of the matter voted on;

      (f) Whether the matter was proposed by the issuer or by a security holder;

      (g)   Whether the registrant cast its vote on the matter;

      (h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

      (i)   Whether the registrant cast its vote for or against management.


                                   SIGNATURES
                                   ----------

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              The RAM Funds
                  --------------------------------------------------------------

By (Signature and Title)*     /s/ John C. Riazzi
                            ----------------------------------------------------
                            John C. Riazzi, President

Date    July 31, 2009
     ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.

                          RAM Capital Appreciation Fund
                               PROXY VOTING RECORD
                             03/31/2008 - 11/26/2008

      The Fund held no securities entitled to vote at a meeting of shareholders during the period of the Fund's operations. The Fund ceased operations on November 26, 2008.

                             RAM Small/Mid Cap Fund
                               PROXY VOTING RECORD
                             12/22/2008 - 6/30/2009

                                                                                                             How did
                                                                                                             the Fund
                                                                                          Proposed           Cast its     Did the
                                                                                         by Issuer    Did     Vote?      Fund vote
                                                   Shareholder    Brief Identification       or       the      FOR,       For or
                               Ticker                Meeting         of the Matter        Security   Fund    AGAINST,     Against
Issuer Name                    Symbol    CUSIP        Date              Voted On          Holder?    Vote?   ABSTAIN    Management?
------------------------------------------------------------------------------------------------------------------------------------
Aegean Marine Petroleum        ANW      Y0017S102   05/14/09   Directors                   Issuer      Y        For         For
Network
------------------------------------------------------------------------------------------------------------------------------------
Aegean Marine Petroleum        ANW      Y0017S102   05/14/09   Appointment of auditors     Issuer      Y        For         For
Network
------------------------------------------------------------------------------------------------------------------------------------
Chattem, Inc                   CHTT     162456107   02/18/09   Directors                   Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Chattem, Inc                   CHTT     162456107   02/18/09   Equity Incentive Plan       Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Chattem, Inc                   CHTT     162456107   02/18/09   Appointment of public       Issuer      Y        For         For
                                                               accountant
------------------------------------------------------------------------------------------------------------------------------------
CMS EnergyCorp                 CMS      125896100   05/22/09   Directors                   Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
CMS EnergyCorp                 CMS      125896100   05/22/09   Appointment of public       Issuer      Y        For         For
                                                               accountant
------------------------------------------------------------------------------------------------------------------------------------
CMS EnergyCorp                 CMS      125896100   05/22/09   Incentive Stock Plan        Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
CMS EnergyCorp                 CMS      125896100   05/22/09   Performance measures in     Issuer      Y        For         For
                                                               bonus plan
------------------------------------------------------------------------------------------------------------------------------------
CMS EnergyCorp                 CMS      125896100   05/22/09   Amend articles of           Issuer      Y        For         For
                                                               incorporation
------------------------------------------------------------------------------------------------------------------------------------
Cabot Oil & Gas Corp           COG      127097103   04/28/09   Directors                   Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Cabot Oil & Gas Corp           COG      127097103   04/28/09   Increase in common stock    Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Cabot Oil & Gas Corp           COG      127097103   04/28/09   Performance goals           Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Cabot Oil & Gas Corp           COG      127097103   04/28/09   Appointment of public       Issuer      Y        For         For
                                                               accountant
------------------------------------------------------------------------------------------------------------------------------------
Comstock Resources Inc         CRK      205768203   05/19/09   Directors                   Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Comstock Resources Inc         CRK      205768203   05/19/09   Long term incentive plan    Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Comstock Resources Inc         CRK      205768203   05/19/09   Increase in common stock    Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Comstock Resources Inc         CRK      205768203   05/19/09   Appointment of public       Issuer      Y        For         For
                                                               accountant
------------------------------------------------------------------------------------------------------------------------------------
Dean Foods Company             DF       242370104   05/21/09   Directors                   Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Dean Foods Company             DF       242370104   05/21/09   Stock incentive plan        Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Dean Foods Company             DF       242370104   05/21/09   Appointment of auditors     Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
FTI Consulting                 FTI      30249U101   06/03/09   Directors                   Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
FTI Consulting                 FTI      30249U101   06/03/09   Deferred compensation       Issuer      Y        For         For
                                                               plan
------------------------------------------------------------------------------------------------------------------------------------
FTI Consulting                 FTI      30249U101   06/03/09   Appointment of public       Issuer      Y        For         For
                                                               accountant
------------------------------------------------------------------------------------------------------------------------------------
Fair Isaac Corp                FIC      303250104   02/03/09   Directors                   Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Fair Isaac Corp                FIC      303250104   02/03/09   Appointment of auditors     Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Fidelity National Financial    FNF      31620R105   05/28/09   Directors                   Issuer      Y        For         For
Inc
------------------------------------------------------------------------------------------------------------------------------------
Fidelity National Financial    FNF      31620R105   05/28/09   Appointment of public       Issuer      Y        For         For
Inc                                                            accountant
------------------------------------------------------------------------------------------------------------------------------------
Global Industries LTD          GLBL     379336100   05/20/09   Directors                   Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Global Industries LTD          GLBL     379336100   05/20/09   Stock incentive plan        Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Global Industries LTD          GLBL     379336100   05/20/09   Appointment of public       Issuer      Y        For         For
                                                               accountant
------------------------------------------------------------------------------------------------------------------------------------
Hanesbrands Inc                HBI      410345102   04/28/09   Directors                   Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Hanesbrands Inc                HBI      410345102   04/28/09   Appointment of public       Issuer      Y        For         For
                                                               accountant
------------------------------------------------------------------------------------------------------------------------------------
HCC Insurance Holdings Inc.    HCC      404132102   05/21/09   Directors                   Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
HCC Insurance Holdings Inc.    HCC      404132102   05/21/09   Appointment of auditors     Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Petrohawk Energy Corp          HK       716495106   06/18/09   Directors                   Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Petrohawk Energy Corp          HK       716495106   06/18/09   Increase in common stock    Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Petrohawk Energy Corp          HK       716495106   06/18/09   Employee incentive plan     Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Petrohawk Energy Corp          HK       716495106   06/18/09   Director incentive plan     Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Petrohawk Energy Corp          HK       716495106   06/18/09   Authority for board to      Issuer      Y        Against     Against
                                                               amend bylaws
------------------------------------------------------------------------------------------------------------------------------------
Petrohawk Energy Corp          HK       716495106   06/18/09   Appointment of public       Issuer      Y        For         For
                                                               accountant
------------------------------------------------------------------------------------------------------------------------------------
Holly Corp                     HOC      435758305   05/14/09   Director                    Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Holly Corp                     HOC      435758305   05/14/09   Appointment of auditors     Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Hypercom Corp                  HYC      44913M105   06/25/09   Directors                   Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Hypercom Corp                  HYC      44913M105   06/25/09   Appointment of auditors     Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Jarden Corp                    JAH      471109108   05/28/09   Directors                   Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Jarden Corp                    JAH      471109108   05/28/09   Stock incentive plan        Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Jarden Corp                    JAH      471109108   05/28/09   Appointment of public       Issuer      Y        For         For
                                                               accountant
------------------------------------------------------------------------------------------------------------------------------------
LTC Properties Inc             LTC      502175102   05/15/09   Directors                   Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
LTC Properties Inc             LTC      502175102   05/15/09   Appointment of auditors     Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Navigant Consulting Inc.       NCI      63935N107   05/06/09   Directors                   Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Navigant Consulting Inc.       NCI      63935N107   05/06/09   Appointment of public       Issuer      Y        For         For
                                                               accountant
------------------------------------------------------------------------------------------------------------------------------------
Annaly Capital Management      NLY      035710409   05/29/09   Directors                   Issuer      Y        For         For
Inc
------------------------------------------------------------------------------------------------------------------------------------
Annaly Capital Management      NLY      035710409   05/29/09   Appointment of public       Issuer      Y        For         For
Inc                                                            accountant
------------------------------------------------------------------------------------------------------------------------------------
Orthofix International NV      OFIX     N6748L102   06/30/09   Director                    Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Orthofix International NV      OFIX     N6748L102   06/30/09   Long term incentive plan    Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Orthofix International NV      OFIX     N6748L102   06/30/09   Amend stock purchase plan   Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Orthofix International NV      OFIX     N6748L102   06/30/09   Executive incentive         Issuer      Y        For         For
                                                               compensation
------------------------------------------------------------------------------------------------------------------------------------
Orthofix International NV      OFIX     N6748L102   06/30/09   Approve balance sheet &     Issuer      Y        For         For
                                                               income stmt
------------------------------------------------------------------------------------------------------------------------------------
Orthofix International NV      OFIX     N6748L102   06/30/09   Appointment of public       Issuer      Y        For         For
                                                               accountant
------------------------------------------------------------------------------------------------------------------------------------
Orthofix International NV      OFIX     N6748L102   04/02/09   Removal of four curent      Holder      Y        Against     For
                                                               board members
------------------------------------------------------------------------------------------------------------------------------------
Orthofix International NV      OFIX     N6748L102   04/02/09   Removal of any newly        Holder      Y        Against     For
                                                               appointed board members
------------------------------------------------------------------------------------------------------------------------------------
Orthofix International NV      OFIX     N6748L102   04/02/09   Election of four new        Holder      Y        Against     For
                                                               board members
------------------------------------------------------------------------------------------------------------------------------------
Omega Healthcare Inc           OHI      681936100   05/21/09   Directors                   Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Omega Healthcare Inc           OHI      681936100   05/21/09   Amend Article of            Issuer      Y        For         For
                                                               Incorporation
------------------------------------------------------------------------------------------------------------------------------------
Omega Healthcare Inc           OHI      681936100   05/21/09   Appointment of auditors     Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Omega Navigation               ONAV     Y6476R105   06/18/09   Directors                   Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Omega Navigation               ONAV     Y6476R105   06/18/09   Appointment of auditors     Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Pride International Inc        PDE      74153Q102   05/21/09   Directors                   Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Pride International Inc        PDE      74153Q102   05/21/09   Appointment of public       Issuer      Y        For         For
                                                               accountant
------------------------------------------------------------------------------------------------------------------------------------
Partnerre LTD                  PRE      G6852T105   05/22/09   Director                    Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Partnerre LTD                  PRE      G6852T105   05/22/09   Appointment of public       Issuer      Y        For         For
                                                               accountant
------------------------------------------------------------------------------------------------------------------------------------
Partnerre LTD                  PRE      G6852T105   05/22/09   2009 Emplyee Share Plan     Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Partnerre LTD                  PRE      G6852T105   05/22/09   Non-employee director       Issuer      Y        For         For
                                                               share plan
------------------------------------------------------------------------------------------------------------------------------------
Partnerre LTD                  PRE      G6852T105   05/22/09   Extension of Swiss share    Issuer      Y        For         For
                                                               purchase plan
------------------------------------------------------------------------------------------------------------------------------------
Partnerre LTD                  PRE      G6852T105   05/22/09   Eliminate Supermajority     Issuer      Y        For         For
                                                               voting requirements
------------------------------------------------------------------------------------------------------------------------------------
Partnerre LTD                  PRE      G6852T105   05/22/09   Approve advanced notice     Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Partnerre LTD                  PRE      G6852T105   05/22/09   Approve limitations on      Issuer      Y        For         For
                                                               voting/ownership
------------------------------------------------------------------------------------------------------------------------------------
Partnerre LTD                  PRE      G6852T105   05/22/09   Approve indemnification     Issuer      Y        For         For
                                                               provisions
------------------------------------------------------------------------------------------------------------------------------------
Partnerre LTD                  PRE      G6852T105   05/22/09   Election,                   Issuer      Y        For         For
                                                               disqualification and
                                                               removal of directors
                                                               provision
------------------------------------------------------------------------------------------------------------------------------------
Partnerre LTD                  PRE      G6852T105   05/22/09   Other changes to bye-laws   Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Superior Energy Services Inc   SPN      868157108   05/22/09   Directors                   Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Superior Energy Services Inc   SPN      868157108   05/22/09   Appointment of public       Issuer      Y        For         For
                                                               accountant
------------------------------------------------------------------------------------------------------------------------------------
Superior Energy Services Inc   SPN      868157108   05/22/09   Stock incentive plan        Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Allete Inc                     ALE      018522300   05/12/09   Directors                   Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Allete Inc                     ALE      018522300   05/12/09   Appointment of public       Issuer      Y        For         For
                                                               accountant
------------------------------------------------------------------------------------------------------------------------------------
Allete Inc                     ALE      018522300   05/12/09   Increase in common stock    Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Allete Inc                     ALE      018522300   05/12/09   Remove names and            Issuer      Y        For         For
                                                               residences of directors
------------------------------------------------------------------------------------------------------------------------------------
Frontier                       FTR      35906A108   05/14/09   Directors                   Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Frontier                       FTR      35906A108   05/14/09   Equity incentive plan       Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Frontier                       FTR      35906A108   05/14/09   Stockhokder proposals       Issuer      Y        For         Against
                                                               presented at meeting
------------------------------------------------------------------------------------------------------------------------------------
Frontier                       FTR      35906A108   05/14/09   Appointment of public       Issuer      Y        For         For
                                                               accountant
------------------------------------------------------------------------------------------------------------------------------------
Genco Shipping & Trading LTD   GNK      Y2685T107   05/14/09   Directors                   Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Genco Shipping & Trading LTD   GNK      Y2685T107   05/14/09   Appointment of auditors     Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
McDermott International Inc    MDR      580037109   05/08/09   Directors                   Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
McDermott International Inc    MDR      580037109   05/08/09   Long term incentive plan    Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
McDermott International Inc    MDR      580037109   05/08/09   Appointment of public       Issuer      Y        For         For
                                                               accountant
------------------------------------------------------------------------------------------------------------------------------------
Parkway Properties Inc         PKY      70159Q104   05/14/09   Directors                   Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Parkway Properties Inc         PKY      70159Q104   05/14/09   Appointment of public       Issuer      Y        For         For
                                                               accountant
------------------------------------------------------------------------------------------------------------------------------------
Republic Services              RSG      760759100   05/14/09   Directors                   Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Republic Services              RSG      760759100   05/14/09   Appointment of public       Issuer      Y        For         For
                                                               accountant
------------------------------------------------------------------------------------------------------------------------------------
Republic Services              RSG      760759100   05/14/09   Executive incentive plan    Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Republic Services              RSG      760759100   05/14/09   Employee stock purchase     Issuer      Y        For         For
                                                               plan
------------------------------------------------------------------------------------------------------------------------------------
Wright Express Corp            WXS      98233Q105   05/15/09   Directors                   Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Wright Express Corp            WXS      98233Q105   05/15/09   Appointment of public       Issuer      Y        For         For
                                                               accountant
------------------------------------------------------------------------------------------------------------------------------------
UIL Holdings Corp              UIL      902748102   05/13/09   Directors                   Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
UIL Holdings Corp              UIL      902748102   05/13/09   Appointment of public       Issuer      Y        For         For
                                                               accountant
------------------------------------------------------------------------------------------------------------------------------------

                               RAM Small Cap Fund
                               PROXY VOTING RECORD
                             12/22/2008 - 6/30/2009

                                                                                                             How did
                                                                                                             the Fund
                                                                                          Proposed           Cast its     Did the
                                                                                         by Issuer    Did     Vote?      Fund vote
                                                   Shareholder    Brief Identification       or       the      FOR,       For or
                               Ticker                Meeting         of the Matter        Security   Fund    AGAINST,     Against
Issuer Name                    Symbol    CUSIP        Date              Voted On          Holder?    Vote?   ABSTAIN    Management?
------------------------------------------------------------------------------------------------------------------------------------
Aegean Marine Petroleum        ANW     Y0017S102   05/14/09    Directors                   Issuer      Y        For         For
Network
------------------------------------------------------------------------------------------------------------------------------------
Aegean Marine Petroleum        ANW     Y0017S102   05/14/09    Appointment of auditors     Issuer      Y        For         For
Network
------------------------------------------------------------------------------------------------------------------------------------
Chattem, Inc                   CHTT    162456107   02/18/09    Directors                   Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Chattem, Inc                   CHTT    162456107   02/18/09    Equity Incentive Plan       Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Chattem, Inc                   CHTT    162456107   02/18/09    Appointment of public       Issuer      Y        For         For
                                                               accountant
------------------------------------------------------------------------------------------------------------------------------------
Comstock Resources Inc         CRK     205768203   05/19/09    Directors                   Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Comstock Resources Inc         CRK     205768203   05/19/09    Long term incentive plan    Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Comstock Resources Inc         CRK     205768203   05/19/09    Increase in common stock    Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Comstock Resources Inc         CRK     205768203   05/19/09    Appointment of public       Issuer      Y        For         For
                                                               accountant
------------------------------------------------------------------------------------------------------------------------------------
Dean Foods Company             DF      242370104   05/21/09    Directors                   Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Dean Foods Company             DF      242370104   05/21/09    Stock incentive plan        Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Dean Foods Company             DF      242370104   05/21/09    Appointment of auditors     Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Diamond Hill Investment        DHIL    25264R207   05/21/09    Directors                   Issuer      Y        For         For
Group Inc
------------------------------------------------------------------------------------------------------------------------------------
FTI Consulting                 FTI     30249U101   06/03/09    Directors                   Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
FTI Consulting                 FTI     30249U101   06/03/09    Deferred compensation       Issuer      Y        For         For
                                                               plan
------------------------------------------------------------------------------------------------------------------------------------
FTI Consulting                 FTI     30249U101   06/03/09    Appointment of public       Issuer      Y        For         For
                                                               accountant
------------------------------------------------------------------------------------------------------------------------------------
Fair Isaac Corp                FIC     303250104   02/03/09    Directors                   Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Fair Isaac Corp                FIC     303250104   02/03/09    Appointment of auditors     Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Goodrich Petroleum Corp        GDP     382410405   05/28/09    Directors                   Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Goodrich Petroleum Corp        GDP     382410405   05/28/09    Appointment of public       Issuer      Y        For         For
                                                               accountant
------------------------------------------------------------------------------------------------------------------------------------
Gulf Island Fabrication Inc    GIFI    402307102   04/23/09    Directors                   Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Global Industries LTD          GLBL    379336100   05/20/09    Directors                   Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Global Industries LTD          GLBL    379336100   05/20/09    Stock incentive plan        Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Global Industries LTD          GLBL    379336100   05/20/09    Appointment of public       Issuer      Y        For         For
                                                               accountant
------------------------------------------------------------------------------------------------------------------------------------
General Maritime Corp          GMR     Y2693R101   05/14/09    Directors                   Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
General Maritime Corp          GMR     Y2693R101   05/14/09    Appointment of auditors     Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Genco Shipping & Trading LTD   GNK     Y2685T107   05/14/09    Directors                   Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Genco Shipping & Trading LTD   GNK     Y2685T107   05/14/09    Appointment of auditors     Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Hanesbrands Inc                HBI     410345102   04/28/09    Directors                   Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Hanesbrands Inc                HBI     410345102   04/28/09    Appointment of public       Issuer      Y        For         For
                                                               accountant
------------------------------------------------------------------------------------------------------------------------------------
HCC Insurance Holdings Inc.    HCC     404132102   05/21/09    Directors                   Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
HCC Insurance Holdings Inc.    HCC     404132102   05/21/09    Appointment of auditors     Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Helix Energy Solutions Group   HLX     42330P107   05/13/09    Directors                   Issuer      Y        For         For
Inc
------------------------------------------------------------------------------------------------------------------------------------
Holly Corp                     HOC     435758305   05/14/09    Director                    Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Holly Corp                     HOC     435758305   05/14/09    Appointment of auditors     Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Hypercom Corp                  HYC     44913M105   06/25/09    Directors                   Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Hypercom Corp                  HYC     44913M105   06/25/09    Appointment of auditors     Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
I.D. Systems Inc               IDSY    449489103   06/19/09    Directors                   Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
I.D. Systems Inc               IDSY    449489103   06/19/09    Non-employee Director       Issuer      Y        For         For
                                                               equity compensation plan
------------------------------------------------------------------------------------------------------------------------------------
I.D. Systems Inc               IDSY    449489103   06/19/09    Appointment of public       Issuer      Y        For         For
                                                               accountant
------------------------------------------------------------------------------------------------------------------------------------
Jarden Corp                    JAH     471109108   05/28/09    Directors                   Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Jarden Corp                    JAH     471109108   05/28/09    Stock incentive plan        Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Jarden Corp                    JAH     471109108   05/28/09    Appointment of public       Issuer      Y        For         For
                                                               accountant
------------------------------------------------------------------------------------------------------------------------------------
LTC Properties Inc             LTC     502175102   05/15/09    Directors                   Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
LTC Properties Inc             LTC     502175102   05/15/09    Appointment of auditors     Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Navigant Consulting Inc.       NCI     63935N107   05/06/09    Directors                   Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Navigant Consulting Inc.       NCI     63935N107   05/06/09    Appointment of public       Issuer      Y        For         For
                                                               accountant
------------------------------------------------------------------------------------------------------------------------------------
Omega Healthcare Inc           OHI     681936100   05/21/09    Directors                   Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Omega Healthcare Inc           OHI     681936100   05/21/09    Amend Article of            Issuer      Y        For         For
                                                               Incorporation
------------------------------------------------------------------------------------------------------------------------------------
Omega Healthcare Inc           OHI     681936100   05/21/09    Appointment of auditors     Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Omega Navigation               ONAV    Y6476R105   06/18/09    Directors                   Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Omega Navigation               ONAV    Y6476R105   06/18/09    Appointment of auditors     Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Parker Drilling Company        PKD     701081101   04/21/09    Directors                   Issuer      Y        For         For
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Parker Drilling Company        PKD     701081101   04/21/09    Appointment of public       Issuer      Y        For         For
                                                               accountant
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Parkway Properties Inc         PKY     70159Q104   05/14/09    Directors                   Issuer      Y        For         For
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Parkway Properties Inc         PKY     70159Q104   05/14/09    Appointment of public       Issuer      Y        For         For
                                                               accountant
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Superior Energy Services Inc   SPN     868157108   05/22/09    Directors                   Issuer      Y        For         For
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Superior Energy Services Inc   SPN     868157108   05/22/09    Appointment of public       Issuer      Y        For         For
                                                               accountant
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Superior Energy Services Inc   SPN     868157108   05/22/09    Stock incentive plan        Issuer      Y        For         For
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UIL Holdings Corp              UIL     902748102   05/13/09    Directors                   Issuer      Y        For         For
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UIL Holdings Corp              UIL     902748102   05/13/09    Appointment of public       Issuer      Y        For         For
                                                               accountant
------------------------------------------------------------------------------------------------------------------------------------
Wright Express Corp            WXS     98233Q105   05/15/09    Directors                   Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Wright Express Corp            WXS     98233Q105   05/15/09    Appointment of public       Issuer      Y        For         For
                                                               accountant
------------------------------------------------------------------------------------------------------------------------------------
DHT Maritime Inc               DHT     Y2065G105   06/18/09    Directors                   Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
DHT Maritime Inc               DHT     Y2065G105   06/18/09    Increase share count        Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
DHT Maritime Inc               DHT     Y2065G105   06/18/09    Increase shares for         Issuer      Y        For         For
                                                               equity incentive plan
------------------------------------------------------------------------------------------------------------------------------------
DHT Maritime Inc               DHT     Y2065G105   06/18/09    Appointment of public       Issuer      Y        For         For
                                                               accountant
------------------------------------------------------------------------------------------------------------------------------------
Fidelity National Financial    FNF     31620R105   05/28/09    Directors                   Issuer      Y        For         For
Inc
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Fidelity National Financial    FNF     31620R105   05/28/09    Appointment of public       Issuer      Y        For         For
Inc                                                            accountant
------------------------------------------------------------------------------------------------------------------------------------
Frontier Communication Group   FTR     35906A108   05/14/09    Directors                   Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Frontier Communication Group   FTR     35906A108   05/14/09    Equity incentive plan       Issuer      Y        For         For
------------------------------------------------------------------------------------------------------------------------------------
Frontier Communication Group   FTR     35906A108   05/14/09    Stockhokder proposals       Issuer      Y        For         Against
                                                               presented at meeting
------------------------------------------------------------------------------------------------------------------------------------
Frontier Communication Group   FTR     35906A108   05/14/09    Appointment of public       Issuer      Y        For         For
-----------------------------------------------------------------------------------------------------------------------------------